Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000028812 [Member] | U S Treasury Floating Rate Notes 3 783 due 04 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028812 [Member] | U S Treasury Notes 4 250 due 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028812 [Member] | U S Treasury Floating Rate Notes 3 726 due 04 30 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028812 [Member] | Goldman Sachs International Bank Commodity Index Linked Senior Unsecured Notes 3 660 due 03 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028812 [Member] | U S Treasury Floating Rate Notes 3 722 due 01 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028812 [Member] | BofA Finance LLC Commodity Index Linked Senior Unsecured Notes 3 707 due 03 11 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028812 [Member] | Canadian Imperial Bank of Commerce Commodity Index Linked Senior Unsecured Notes 3 640 due 03 24 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028812 [Member] | Bank of Montreal Commodity Index Linked Senior Unsecured Notes 3 630 due 12 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028812 [Member] | Royal Bank of Canada Commodity Index Linked Senior Unsecured Notes 3 640 due 09 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028812 [Member] | BNP Paribas Issuance BV Commodity Index Linked Company Guaranteed Notes 3 740 due 11 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028812 [Member] | United States Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000028812 [Member] | Commodity Indexed Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000028812 [Member] | United States Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000028812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028811 [Member] | U S Treasury Floating Rate Notes 3 783 due 04 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028811 [Member] | U S Treasury Notes 4 250 due 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028811 [Member] | U S Treasury Floating Rate Notes 3 726 due 04 30 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028811 [Member] | Goldman Sachs International Bank Commodity Index Linked Senior Unsecured Notes 3 660 due 03 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028811 [Member] | U S Treasury Floating Rate Notes 3 722 due 01 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028811 [Member] | BofA Finance LLC Commodity Index Linked Senior Unsecured Notes 3 707 due 03 11 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028811 [Member] | Canadian Imperial Bank of Commerce Commodity Index Linked Senior Unsecured Notes 3 640 due 03 24 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028811 [Member] | Bank of Montreal Commodity Index Linked Senior Unsecured Notes 3 630 due 12 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028811 [Member] | Royal Bank of Canada Commodity Index Linked Senior Unsecured Notes 3 640 due 09 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028811 [Member] | BNP Paribas Issuance BV Commodity Index Linked Company Guaranteed Notes 3 740 due 11 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028811 [Member] | United States Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000028811 [Member] | Commodity Indexed Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000028811 [Member] | United States Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000028811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000028810 [Member] | U S Treasury Floating Rate Notes 3 783 due 04 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028810 [Member] | U S Treasury Notes 4 250 due 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028810 [Member] | U S Treasury Floating Rate Notes 3 726 due 04 30 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028810 [Member] | Goldman Sachs International Bank Commodity Index Linked Senior Unsecured Notes 3 660 due 03 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028810 [Member] | U S Treasury Floating Rate Notes 3 722 due 01 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028810 [Member] | BofA Finance LLC Commodity Index Linked Senior Unsecured Notes 3 707 due 03 11 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028810 [Member] | Canadian Imperial Bank of Commerce Commodity Index Linked Senior Unsecured Notes 3 640 due 03 24 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028810 [Member] | Bank of Montreal Commodity Index Linked Senior Unsecured Notes 3 630 due 12 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028810 [Member] | Royal Bank of Canada Commodity Index Linked Senior Unsecured Notes 3 640 due 09 16 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028810 [Member] | BNP Paribas Issuance BV Commodity Index Linked Company Guaranteed Notes 3 740 due 11 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028810 [Member] | United States Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000028810 [Member] | Commodity Indexed Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
C000028810 [Member] | United States Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000028810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%